One Bush Street Suite 1600 San Francisco, CA 94104-4446 +1 415 262 4500 Main +1 415 262 4555 Fax www.dechert.com
MICHELLE WONG michelle.wong@dechert.com +1 415 262 4544 Direct +1 415 262 4555 Fax

December 13, 2019

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Harbor Funds (“Registrant”)

File Nos. 33-5852 and 811-4676

Post-Effective Amendment No. 159

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 159 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 161 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made in connection with Harbor International Small Cap Fund’s annual update to incorporate the change in sub-adviser and related investment strategy changes reflected in a previous supplement and to make certain other changes. Financial highlights and other financial information will be updated in a subsequent Post-Effective Amendment to be filed pursuant to Rule 485(b) under the 1933 Act in February.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 415.262.4544.

Sincerely,

/s/ Michelle Wong
Michelle Wong